Property and Equipment, Net (Textuals) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Depreciation expense	$ 627.7	$ 534.9	$ 478.7
Repairs and maintenance expenses including Dry-dock expenses	199.7	199.5	157.2
Interest costs capitalized	32.9	$ 30.4	$ 29.0
Ships improvements
Property Plant And Equipment [Line Items]
Costs associated with ship improvements	$ 458.9